SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Fixed Income Opportunities Fund
DWS Global High Income Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS High Conviction Global Bond Fund
DWS High Income Fund
DWS Latin America Equity Fund
DWS Multisector Income Fund
DWS Short Duration Fund
DWS Short Duration High Income Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS World Dividend Fund
The following disclosure changes are in effect until on or about February 11, 2019:
The following disclosure is hereby deleted in the first paragraph under the “Fees and Expenses of the Fund” section of each fund’s summary section of the prospectus.
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.
The following disclosure is hereby deleted from the paragraph under the table in the “MINIMUM INITIAL INVESTMENT” sub-heading of the “PURCHASE AND SALE OF FUND SHARES” section of each fund’s summary section of the prospectus.
Certain intermediaries that offer Class S shares in their brokerage platforms may be eligible for an investment minimum waiver.
The following information replaces the last sentence under the “TO PLACE ORDERS” sub-heading of the “PURCHASE AND SALE OF FUND SHARES” section of each fund’s summary section of the prospectus.
Class S shares are only available to a limited group of investors.
The following disclosure is hereby deleted in the “Class S Shares – Eligibility Requirements” sub-section of the “CHOOSING A SHARE CLASS” section in each fund’s prospectus:
Class S shares may also be available on brokerage platforms of firms that have agreements with DWS Distributors, Inc. to offer such shares when acting solely on an agency basis for its customers for the purchase or sale of such shares. If you transact in Class S shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to your broker. Shares of a fund are available in other share classes that have different fees and expenses.
The following disclosure is hereby deleted in the “Class S Shares” sub-section of the “CHOOSING A SHARE CLASS” section in each fund’s prospectus:
Investment Minimum
The minimum initial investment is waived for:
■	Eligible intermediaries that have agreements with DWS Distributors, Inc. to offer Class S shares in their brokerage platforms when such Class S shares are held in omnibus accounts on such brokerage platforms.
Please Retain This Supplement for Future Reference
February 1, 2019
PROSTKR-05